Note 1 - Basis of Presentation: Recent Accounting Pronouncements (Policies)	6 Months Ended
Jun. 30, 2022
Policies
Recent Accounting Pronouncements:

Recent Accounting Pronouncements:

In March 2020, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides optional accounting relief for the expected market transition from the use of the London Interchange Bank Offered Rate (“LIBOR”) to the proposed Secured Overnight Financing Rate (“SOFR”). The key provisions of optional relief include (1) accounting for contract modifications as a continuation of the existing contract without additional analysis and (2) continuing hedge accounting when certain critical terms of a hedging relationship change. There was no impact of ASU No. 2020-04 on the Company’s condensed consolidated financial statements for the period ended June 30, 2022. The Company is currently evaluating the effect that the new standard may have on its financial statements in future periods.

In March 2022 the Financial Account Standards Board ("FASB") issued ASU No. 2022-02 "Financial Instruments - Credit Losses (Topic 326): Troubled Debt Restructuring and Vintage Disclosures.  The key provisions include (1) enhancements to disclosure requirements for certain loan refinancings and restructurings by creditor when borrower is experiencing financial difficulty, the creditor must apply the loan refinancing and restructuring guidance in paragraphs 310-20-35-9 through 35-11 to determine whether a modification results in a new loan or a continuation of an existing loan (2) for public business entities, the entity is required to disclose current-period gross write-offs by year of origination for financing receivables and net investments in leases with the scope of Subtopic 326-20, Financial Instruments-Credit Losses-Measured at Amortized Cost.  There was no impact of ASU No. 2022-02 on the Company's condensed consolidated financial statements for the period ended June 30, 2022. The Company is currently evaluating the effect that the new standard may have on its financial statements in future periods.